Exhibit 99.1

Morgan Stanley Capital I Trust 2015-XLF2

Commercial Mortgage Pass-Through Certificates, Series 2015-XLF2

Report To:

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley & Co. LLC

Citigroup Global Markets Inc.

28 October 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley & Co. LLC

1585 Broadway

New York, New York 10036

Citigroup Global Markets Inc.

390 Greenwich Street

New York, New York 10013

Re:	Morgan Stanley Capital I Trust 2015-XLF2 Commercial Mortgage Pass-Through Certificates, Series 2015-XLF2 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Morgan Stanley Capital I Inc. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Trust Assets (as defined in Attachment A) that secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,

b.	Electronic copies of the loan files for the Mortgage Loans and Mezzanine Loans (both as defined in Attachment A), which contain various source documents (the “Source Documents”) relating to the Mortgage Loans, Mezzanine Loans and the mortgaged properties that secure the Mortgage Loans,

c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that the Depositor instructed us to compare to information contained on the Source Documents,

d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,

e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 2 to Attachment A, on which the Depositor instructed us to perform no procedures and

f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Source Documents or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Assets, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, perform an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Trust Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Trust Assets,

iii.	Whether the originator of the Trust Assets complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Trust Assets that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

28 October 2015

Attachment A Page 1 of 13

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial ownership interests in, and represent obligations of, Morgan Stanley Capital I Trust 2015-XLF2 (the “Issuing Entity”) that will be established by the Depositor,

b.	The Issuing Entity’s assets will consist primarily of the senior note and one or more junior notes (collectively, the “Trust Assets”) representing interests in two floating rate whole mortgage loans (the “Starwood National Mall Portfolio Mortgage Loan” and “Ashford Full Service II Portfolio Mortgage Loan,” respectively, and together, the “Mortgage Loans”),

c.	Each class of Certificates will only represent an interest in the corresponding Trust Asset(s) related to one of the Mortgage Loans and will not represent an interest in, or be backed by, any other Trust Asset or Mortgage Loan,

d.	The Starwood National Mall Portfolio Mortgage Loan is secured by three retail properties (the “Starwood Mortgaged Properties”),

e.	The Ashford Full Service II Portfolio Mortgage Loan is secured by seven hotel properties (the “Ashford Full Service Mortgaged Properties,” together with the Starwood Mortgaged Properties, the “Mortgaged Properties”),

f.	With respect to each of the Mortgage Loans, there also exists a junior note (collectively, the “Subordinate Interests”) which is junior to the applicable Trust Assets, and which will not be an asset of the Issuing Entity and

g.	The Ashford Full Service II Portfolio Mortgage Loan has three related floating rate mezzanine loans (the “Mezzanine Loans”).

For the purpose of the procedures described in this report, the Mortgage Loans, together with any applicable Mezzanine Loans, are hereinafter referred to as the “Total Debt associated with the Mortgage Loans” (or with respect to the Mortgaged Properties, are hereinafter referred to as the “Total Debt associated with the Mortgaged Properties”).

Procedures we performed and our associated findings

1.	We obtained from the Depositor:

a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information on the Mortgaged Properties, Trust Assets, Subordinate Interests, Mortgage Loans, Mezzanine Loans, Total Debt associated with the Mortgage Loans and Total Debt associated with the Mortgaged Properties as of the related due date of each Mortgage Loan in November 2015 (the “Cut-off Date”) and

b.	A record layout and decode table related to the information on the Preliminary Data File.

Attachment A Page 2 of 13

1. (continued)

For each Mortgage Loan on the Preliminary Data File, we compared the Compared Characteristics shown on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 1 to Attachment A, subject to the qualifications and exceptions stated in the notes to Exhibit 1 to Attachment A and the next paragraph in this Item 1.

The Source Document(s) that the Depositor instructed us to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information on at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:

a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files), that the Depositor indicated contains information on the Mortgaged Properties, Trust Assets, Subordinate Interests, Mortgage Loans, Mezzanine Loans, Total Debt associated with the Mortgage Loans and Total Debt associated with the Mortgaged Properties as of the Cut-off Date and

b.	A record layout and decode table related to the information on the Final Data File.

Using information on the:

i.	Final Data File and

ii.	Updated Data File,

we compared each Compared Characteristic on Exhibit 1 of Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Pmt Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 13

5.	Using the:

a.	First Pmt Date and

b.	Maturity Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:

a.	First Pmt Date and

b.	Extended Maturity

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term Extended” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:

a.	Original Term and

b.	Seasoning

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Remaining Term” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:

a.	Original Term Extended and

b.	Seasoning

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Remaining Term Extended” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 13

9.	With respect to the Mortgage Loans and Mezzanine Loans, the applicable Source Documents indicate that the Mortgage Loans and Mezzanine Loans are interest-only for their entire terms, including during any extension period options. Based on this information, the Depositor instructed us to use:

a.	The “Original Term” of each Mortgage Loan, as shown on the Final Data File, for the “IO Period” of each Mortgage Loan,

b.	The “1st Mortgage Original Balance” of each Mortgage Loan and each related Mortgaged Property, as shown on the Final Data File, as the:

i.	Principal balance of each Mortgage Loan and each related Mortgaged Property as of the Cut-off Date (the “1st Mortgage Current Balance”) and

ii.	Principal balance of each Mortgage Loan and each related Mortgaged Property as of the “Maturity Date” of each Mortgage Loan (the “1st Mortgage Balloon Balance”),

c.	The “Non-Pooled TMA Original Balance” of each Trust Asset and each related Mortgaged Property, as shown on the Final Data File, as the:

i.	Principal balance of each Trust Asset and each related Mortgaged Property as of the Cut-off Date (the “Non-Pooled TMA Current Balance”) and

ii.	Principal balance of each Trust Asset and each related Mortgaged Property as of the “Maturity Date” of each Trust Asset (the “Non-Pooled TMA Balloon Balance”),

d.	The “Non-Trust Subordinate Mortgage Original Balance” of each Subordinate Interest and each related Mortgaged Property, as shown on the Final Data File, as the:

i.	Principal balance of each Subordinate Interest and each related Mortgaged Property as of the Cut-off Date (the “Non-Trust Subordinate Mortgage Current Balance”) and

ii.	Principal balance of each Subordinate Interest and each related Mortgaged Property as of the “Maturity Date” of each Subordinate Interest (the “Non-Trust Subordinate Mortgage Balloon Balance”) and

e.	The “Mezzanine Original Balance” of each Mezzanine Loan and each related Mortgaged Property, as shown on the Final Data File, as the:

i.	Principal balance of each Mezzanine Loan and each related Mortgaged Property as of the Cut-off Date (the “Mezzanine Current Balance”) and

ii.	Principal balance of each Mezzanine Loan and each related Mortgaged Property as of the “Maturity Date” of each Mezzanine Loan (the “Mezzanine Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 13

10.	Using the “Non-Pooled TMA Current Balance” of each Trust Asset and each related Mortgaged Property, as shown on the Final Data File, we recalculated the “Non-Pooled Trust % of Pool” of each Trust Asset and each related Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:

a.	1st Mortgage Original Balance,

b.	Mezzanine Original Balance,

c.	1st Mortgage Current Balance,

d.	Mezzanine Current Balance,

e.	1st Mortgage Balloon Balance and

f.	Mezzanine Balloon Balance

of each Mortgage Loan, Mezzanine Loan and Mortgaged Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Original Balance,

ii.	Total Debt Current Balance and

iii.	Total Debt Balloon Balance

of the Total Debt associated with each Mortgage Loan and the Total Debt associated with each Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:

a.	“As-is” Appr. Value,

b.	Collateral Rooms / SF / Units,

c.	Non-Pooled TMA Current Balance,

d.	1st Mortgage Current Balance and

e.	Total Debt Current Balance

of each Mortgaged Property, Trust Asset, Mortgage Loan and the Total Debt associated with each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	“As-is” Appraised Value / Unit,

ii.	Trust Balance / Unit,

iii.	1st Mortgage Balance / Unit and

iv.	Total Debt Balance / Unit

of each Mortgaged Property, Trust Asset, Mortgage Loan, the Total Debt associated with each Mortgage Loan and the Total Debt associated with each Mortgaged Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 13

13.	Using the:

a.	“As-is” Appr. Value,

b.	Stabilized Appr. Value,

c.	Non-Pooled TMA Current Balance,

d.	1st Mortgage Current Balance,

e.	Total Debt Current Balance,

f.	Non-Pooled TMA Balloon Balance,

g.	1st Mortgage Balloon Balance and

h.	Total Debt Balloon Balance

of each Mortgaged Property, Trust Asset, Mortgage Loan and the Total Debt associated with each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Trust “As Is” Current LTV,

ii.	1st Mortgage “As Is” Current LTV,

iii.	Total Debt “As Is” Current LTV,

iv.	Trust “As Stabilized” Current LTV,

v.	1st Mortgage “As Stabilized” Current LTV,

vi.	Total Debt “As Stabilized” Current LTV,

vii.	Trust “As Is” Maturity LTV,

viii.	1st Mortgage “As Is” Maturity LTV,

ix.	Total Debt “As Is” Maturity LTV,

x.	Trust “As Stabilized” Maturity LTV,

xi.	1st Mortgage “As Stabilized” Maturity LTV and

xii.	Total Debt “As Stabilized” Maturity LTV

of each Trust Asset, Mortgage Loan and the Total Debt associated with each Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the recalculated characteristics listed in items i. through xii. above to the nearest 1/10th of one percent and

b.	Use “NAP” for each of the characteristics listed in items i. through xii. above for the Mortgaged Properties related to each Mortgage Loan.

Attachment A Page 7 of 13

14.	Using the:

a.	Non-Pooled TMA Margin,

b.	Non-Trust Subordinate Mortgage Margin,

c.	1st Mortgage Margin,

d.	Mezzanine Margin,

e.	Non-Pooled TMA LIBOR Floor,

f.	Non-Trust Subordinate Mortgage Floor,

g.	1st Mortgage LIBOR Floor,

h.	Mezzanine LIBOR Floor,

i.	LIBOR Cap and

j.	LIBOR Rounding

of each Trust Asset, Subordinate Interest, Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, and a LIBOR assumption of 0.2000% that was provided by the Depositor, we recalculated the:

i.	Non-Pooled TMA Coupon,

ii.	Non-Trust Subordinate Mortgage Coupon,

iii.	1st Mortgage Coupon and

iv.	Mezzanine Coupon

of each Trust Asset, Subordinate Interest, Mortgage Loan and Mezzanine Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:

a.	LIBOR Cap,

b.	Non-Pooled TMA Margin,

c.	Non-Trust Subordinate Mortgage Margin,

d.	1st Mortgage Margin and

e.	Mezzanine Margin

of each Trust Asset, Subordinate Interest, Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Non-Pooled TMA Cap Coupon,

ii.	Non-Trust Subordinate Mortgage Cap Coupon,

iii.	1st Mortgage Cap Coupon and

iv.	Mezzanine Cap Coupon

of each Trust Asset, Subordinate Interest, Mortgage Loan and Mezzanine Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 13

16.	Using the:

a.	1st Mortgage Margin,

b.	Mezzanine Margin,

c.	1st Mortgage Coupon,

d.	Mezzanine Coupon,

e.	1st Mortgage Original Balance and

f.	Mezzanine Original Balance

of each Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Margin and

ii.	Total Debt Coupon

of the Total Debt associated with each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:

a.	1st Mortgage Cap Coupon,

b.	Mezzanine Cap Coupon,

c.	1st Mortgage Original Balance and

d.	Mezzanine Original Balance

of each Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt Cap Coupon” of the Total Debt associated with each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 13

18.	Using the:

a.	Non-Pooled TMA Coupon,

b.	Non-Trust Subordinate Mortgage Coupon,

c.	1st Mortgage Coupon,

d.	Mezzanine Coupon,

e.	Total Debt Coupon,

f.	Non-Pooled TMA Original Balance,

g.	Non-Trust Subordinate Mortgage Original Balance,

h.	1st Mortgage Original Balance,

i.	Mezzanine Original Balance,

j.	Total Debt Original Balance and

k.	Rate Type

of each Trust Asset, Subordinate Interest, Mortgage Loan, Mezzanine Loan and the Total Debt associated with each Mortgage Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor, which are described in the succeeding five paragraphs of this Item 18., we recalculated the:

i.	Non-Pooled TMA Debt Service at LIBOR,

ii.	Non-Trust Subordinate Mortgage Debt Service at LIBOR,

iii.	1st Mortgage Debt Service at LIBOR,

iv.	Mezzanine Debt Service at LIBOR and

v.	Total Debt, Debt Service at LIBOR

of each Trust Asset, Subordinate Interest, Mortgage Loan, Mezzanine Loan and the Total Debt associated with each Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to recalculate the characteristics listed in i. through v. above without regard to any adjustments for a leap year.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Non-Pooled TMA Debt Service at LIBOR” of each Trust Asset as the product of:

i.	The “Non-Pooled TMA Original Balance,” as shown on the Final Data File,

ii.	The “Non-Pooled TMA Coupon,” as shown on the Final Data File, and

iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Non-Trust Subordinate Mortgage Debt Service at LIBOR” of each Subordinate Interest as the product of:

i.	The “Non-Trust Subordinate Mortgage Original Balance,” as shown on the Final Data File,

ii.	The “Non-Trust Subordinate Mortgage Coupon,” as shown on the Final Data File, and

iii.	365/360.

Attachment A Page 10 of 13

18. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “1st Mortgage Debt Service at LIBOR” of each Mortgage Loan as the product of:

i.	The “1st Mortgage Original Balance,” as shown on the Final Data File,

ii.	The “1st Mortgage Coupon,” as shown on the Final Data File, and

iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Debt Service at LIBOR” of each Mezzanine Loan as the product of:

i.	The “Mezzanine Original Balance,” as shown on the Final Data File,

ii.	The “Mezzanine Coupon,” as shown on the Final Data File, and

iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Total Debt, Debt Service at LIBOR” of the Total Debt associated with each Mortgage Loan as the product of:

i.	The “Total Debt Original Balance,” as shown on the Final Data File,

ii.	The “Total Debt Coupon,” as shown on the Final Data File, and

iii.	365/360.

19.	Using the:

a.	Non-Pooled TMA Cap Coupon,

b.	Non-Trust Subordinate Mortgage Cap Coupon,

c.	1st Mortgage Cap Coupon,

d.	Total Debt Cap Coupon,

e.	Non-Pooled TMA Original Balance,

f.	Non-Trust Subordinate Mortgage Original Balance,

g.	1st Mortgage Original Balance,

h.	Total Debt Original Balance and

i.	Rate Type

of each Trust Asset, Subordinate Interest, Mortgage Loan and the Total Debt associated with each Mortgage Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor, which are described in the succeeding four paragraphs of this Item 19., we recalculated the:

i.	Non-Pooled TMA Debt Service at Cap,

ii.	Non-Trust Subordinate Mortgage Debt Service at Cap,

iii.	1st Mortgage Debt Service at Cap and

iv.	Total Debt, Debt Service at Cap

of each Trust Asset, Subordinate Interest, Mortgage Loan and the Total Debt associated with each Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to recalculate the characteristics listed in i. through iv. above without regard to any adjustments for a leap year.

Attachment A Page 11 of 13

19. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Non-Pooled TMA Debt Service at Cap” of each Trust Asset as the product of:

i.	The “Non-Pooled TMA Original Balance,” as shown on the Final Data File,

ii.	The “Non-Pooled TMA Cap Coupon,” as shown on the Final Data File, and

iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Non-Trust Subordinate Mortgage Debt Service at Cap” of each Subordinate Interest as the product of:

i.	The “Non-Trust Subordinate Mortgage Original Balance,” as shown on the Final Data File,

ii.	The “Non-Trust Subordinate Mortgage Cap Coupon,” as shown on the Final Data File, and

iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “1st Mortgage Debt Service at Cap” of each Mortgage Loan as the product of:

i.	The “1st Mortgage Original Balance,” as shown on the Final Data File,

ii.	The “1st Mortgage Cap Coupon,” as shown on the Final Data File, and

iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Total Debt, Debt Service at Cap” of the Total Debt associated with each Mortgage Loan as the product of:

i.	The “Total Debt Original Balance,” as shown on the Final Data File,

ii.	The “Total Debt Cap Coupon,” as shown on the Final Data File, and

iii.	365/360.

Attachment A Page 12 of 13

20.	Using the:

a.	UW NOI,

b.	UW NCF,

c.	Non-Pooled TMA Debt Service at LIBOR,

d.	1st Mortgage Debt Service at LIBOR,

e.	Total Debt, Debt Service at LIBOR,

f.	Non-Pooled TMA Debt Service at Cap,

g.	1st Mortgage Debt Service at Cap and

h.	Total Debt, Debt Service at Cap

of each Mortgaged Property, Trust Asset, Mortgage Loan and the Total Debt associated with each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Trust UW NOI DSCR at LIBOR,

ii.	Trust UW NCF DSCR at LIBOR,

iii.	1st Mortgage UW NOI DSCR at LIBOR,

iv.	1st Mortgage UW NCF DSCR at LIBOR,

v.	Total Debt UW NCF DSCR at LIBOR,

vi.	Trust UW NOI DSCR at Cap,

vii.	Trust UW NCF DSCR at Cap

viii.	1st Mortgage UW NOI DSCR at Cap,

ix.	1st Mortgage UW NCF DSCR at Cap and

x.	Total Debt UW NCF DSCR at Cap

of each Trust Asset, Mortgage Loan and the Total Debt associated with each Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the recalculated characteristics listed in items i. through x. above to two decimal places and

b.	Use “NAP” for each of the characteristics listed in items i. through x. above for the Mortgaged Properties related to each Mortgage Loan.

Attachment A Page 13 of 13

21.	Using the:

a.	UW NOI,

b.	UW NCF,

c.	Non-Pooled TMA Current Balance,

d.	1st Mortgage Current Balance and

e.	Total Debt Current Balance

of each Mortgaged Property, Trust Asset, Mortgage Loan and the Total Debt associated with each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Trust UW NOI Debt Yield,

ii.	1st Mortgage UW NOI Debt Yield,

iii.	Total Debt UW NOI Debt Yield,

iv.	Trust UW NCF Debt Yield,

v.	1st Mortgage UW NCF Debt Yield and

vi.	Total Debt UW NCF Debt Yield

of each Trust Asset, Mortgage Loan and the Total Debt associated with each Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the recalculated characteristics listed in items i. through vi. above to the nearest 1/10th of one percent and

b.	Use “NAP” for each of the characteristics listed in items i. through vi. above for the Mortgaged Properties related to each Mortgage Loan.

22.	Using the:

a.	Largest Tenant Leased SF,

b.	2nd Largest Tenant Leased SF,

c.	3rd Largest Tenant Leased SF,

d.	4th Largest Tenant Leased SF,

e.	5th Largest Tenant Leased SF and

f.	Collateral Rooms / SF / Units

of each Mortgaged Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Largest Tenant % of NSF,

ii.	2nd Largest Tenant % of NSF,

iii.	3rd Largest Tenant % of NSF,

iv.	4th Largest Tenant % of NSF and

v.	5th Largest Tenant % of NSF

of each Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

23.	Using the:

a.	Master & Primary Fee Rate,

b.	Cert Admin / Trustee Fee Rate,

c.	CREFC Fee and

d.	Sub-Servicing Strip

of each Trust Asset, all as shown on the Final Data File, we recalculated the “Admin Fee Rate” of each Trust Asset. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site or Appraisal Report
Primary Type	Appraisal Report
Secondary Type	Appraisal Report
Year Built	Appraisal Report or Engineering Report
Latest Renovation	Appraisal Report or Engineering Report
Hotel Flag	Appraisal Report
Total Rooms / SF / Units	Underwriting Summary, Underwritten Rent Roll or Appraisal Report
Collateral Rooms / SF / Units	Underwriting Summary, Underwritten Rent Roll or Appraisal Report
Primary Unit of Measure	Underwriting Summary, Underwritten Rent Roll or Appraisal Report
Occupancy	Underwriting Summary or Underwritten Rent Roll
Occupancy Date	Underwriting Summary or Underwritten Rent Roll
Single Tenant	Underwritten Rent Roll or Lease Agreement
Prop Management	Management Agreement
Prop Management Fee	Management Agreement
Prop Management Initial Expiration Date	Management Agreement
Prop Management Renew Term	Management Agreement

Third Party Information:

Characteristic	Source Document(s)

“As-is” Appr. Value	Appraisal Report
“As-is” Value Date	Appraisal Report
Stabilized Appr. Value (see Note 2)	Appraisal Report
As-Stabilized Value Date	Appraisal Report
Appraisal Firm	Appraisal Report
FIRREA	Appraisal Report
Date of Phase I Report	Phase I Environmental Report
Environmental Firm	Phase I Environmental Report
Phase II Recommended (Yes/No)	Phase I Environmental Report
Date of Phase II Report (see Note 3)	Phase II Environmental Report
Date of Engineering Report	Engineering Report
Engineering Firm	Engineering Report
Located in Seismic Zone (Yes/No)	Engineering Report or Seismic Report
Date of Seismic Report (see Note 3)	Seismic Report
PML (%) (see Note 3)	Seismic Report
Seismic Firm (see Note 3)	Seismic Report

Exhibit 1 to Attachment A

Major Tenant Information: (see Note 4)

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll or Lease Agreement
Largest Tenant Leased SF	Underwritten Rent Roll or Lease Agreement
Largest Tenant Lease Expiration	Underwritten Rent Roll or Lease Agreement
2nd Largest Tenant	Underwritten Rent Roll or Lease Agreement
2nd Largest Tenant Leased SF	Underwritten Rent Roll or Lease Agreement
2nd Largest Tenant Lease Expiration	Underwritten Rent Roll or Lease Agreement
3rd Largest Tenant	Underwritten Rent Roll or Lease Agreement
3rd Largest Tenant Leased SF	Underwritten Rent Roll or Lease Agreement
3rd Largest Tenant Lease Expiration	Underwritten Rent Roll or Lease Agreement
4th Largest Tenant	Underwritten Rent Roll or Lease Agreement
4th Largest Tenant Leased SF	Underwritten Rent Roll or Lease Agreement
4th Largest Tenant Lease Expiration	Underwritten Rent Roll or Lease Agreement
5th Largest Tenant	Underwritten Rent Roll or Lease Agreement
5th Largest Tenant Leased SF	Underwritten Rent Roll or Lease Agreement
5th Largest Tenant Lease Expiration	Underwritten Rent Roll or Lease Agreement

Underwriting Information: (see Note 5)

Characteristic	Source Document

UW Revenue	Underwriting Summary
UW Expenses	Underwriting Summary
UW NOI	Underwriting Summary
UW Replacement Reserves / FF&E	Underwriting Summary
UW TILC	Underwriting Summary
UW NCF	Underwriting Summary
Most Recent Financial Statement Date	Underwriting Summary
Most Recent NCF	Underwriting Summary
2nd Most Recent Financial Statement Date	Underwriting Summary
2nd Most Recent NCF	Underwriting Summary
3rd Most Recent Financial Statement Date	Underwriting Summary
3rd Most Recent NCF	Underwriting Summary
4th Most Recent Financial Statement Date	Underwriting Summary
4th Most Recent NCF	Underwriting Summary

Exhibit 1 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Reserve	Closing Statement, Loan Agreement or Amended and Restated Loan Agreement
Initial Insurance Reserve	Closing Statement, Loan Agreement or Amended and Restated Loan Agreement
Initial Replacement or Renovation Reserve	Closing Statement, Loan Agreement or Amended and Restated Loan Agreement
Initial TI/LC Reserve	Closing Statement, Loan Agreement or Amended and Restated Loan Agreement
Initial Deferred Maintenance Reserve	Closing Statement, Loan Agreement or Amended and Restated Loan Agreement
Initial Environmental Reserve	Closing Statement, Loan Agreement or Amended and Restated Loan Agreement
Initial Debt Service Reserve	Closing Statement, Loan Agreement or Amended and Restated Loan Agreement
Initial Other Reserve	Closing Statement, Loan Agreement or Amended and Restated Loan Agreement
Initial Other Reserve Description	Closing Statement, Loan Agreement or Amended and Restated Loan Agreement
Ongoing Tax Escrow	Closing Statement, Loan Agreement or Amended and Restated Loan Agreement
Ongoing Insurance Escrow	Closing Statement, Loan Agreement or Amended and Restated Loan Agreement
Ongoing Required Replacement Reserves	Closing Statement, Loan Agreement or Amended and Restated Loan Agreement
Ongoing Required TI/LC	Closing Statement, Loan Agreement or Amended and Restated Loan Agreement
Ongoing FF&E Reserves	Closing Statement, Loan Agreement or Amended and Restated Loan Agreement
Ongoing Other Reserve	Closing Statement, Loan Agreement or Amended and Restated Loan Agreement
Ongoing Other Reserve Description	Closing Statement, Loan Agreement or Amended and Restated Loan Agreement
Directs Investment (Borrower or Lender)	Loan Agreement or Amended and Restated Loan Agreement
RE Tax	Loan Agreement or Amended and Restated Loan Agreement
Insurance	Loan Agreement or Amended and Restated Loan Agreement
Replacement Reserves	Loan Agreement or Amended and Restated Loan Agreement
TI/LC	Loan Agreement or Amended and Restated Loan Agreement
Immediate Repairs	Loan Agreement or Amended and Restated Loan Agreement
Other Escrow	Loan Agreement or Amended and Restated Loan Agreement

Exhibit 1 to Attachment A

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Originator	Loan Agreement, Amended and Restated Loan Agreement or Promissory Note
1st Mortgage Original Balance (see Note 6)	Loan Agreement, Amended and Restated Loan Agreement or Promissory Note
1st Mortgage Margin (see Note 7)	Loan Agreement or Amended and Restated Loan Agreement

1st Mortgage LIBOR Floor	Loan Agreement or Amended and Restated Loan Agreement

Mezzanine LIBOR Floor	Mezzanine Loan Agreement or Amended and Restated Mezzanine Loan Agreement
LIBOR Setting (see Note 8)	Loan Agreement or Amended and Restated Loan Agreement
LIBOR Reset Frequency	Loan Agreement or Amended and Restated Loan Agreement
LIBOR Rounding (see Note 9)	Loan Agreement, Amended and Restated Loan Agreement, Mezzanine Loan Agreement or Amended and Restated Mezzanine Loan Agreement
LIBOR Cap (see Note 9)	Interest Rate Cap Agreement, Loan Agreement, Amended and Restated Loan Agreement, Mezzanine Loan Agreement or Amended and Restated Mezzanine Loan Agreement
LIBOR Cap Expiration	Interest Rate Cap Agreement
LIBOR Cap Provider	Interest Rate Cap Agreement
Note Date	Promissory Note, Loan Agreement or Amended and Restated Loan Agreement
Borr. Legal Name	Loan Agreement, Amended and Restated Loan Agreement or Promissory Note
Recourse Carve Out Guarantees (Yes/No)	Guaranty Agreement
Recourse Guarantee Warm Body (Yes/No)	Guaranty Agreement
Recourse Guarantor Name	Guaranty Agreement
Recourse Guarantor Ongoing Net Worth and Liquidity Covenants	Guaranty Agreement, Loan Agreement or Amended and Restated Loan Agreement
Loan Purpose	Settlement Statement
Payment Day	Loan Agreement or Amended and Restated Loan Agreement
Interest Accrual Begin	Loan Agreement or Amended and Restated Loan Agreement
Interest Accrual End	Loan Agreement or Amended and Restated Loan Agreement
Rate Type (see Note 9)	Loan Agreement, Amended and Restated Loan Agreement, Mezzanine Loan Agreement or Amended and Restated Mezzanine Loan Agreement

Exhibit 1 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Loan Type	Loan Agreement or Amended and Restated Loan Agreement
1st Amortization Date	Loan Agreement or Amended and Restated Loan Agreement
Mezz Amort	Mezzanine Loan Agreement or Amended and Restated Mezzanine Loan Agreement
First Pmt Date (see Note 9)	Loan Agreement, Amended and Restated Loan Agreement, Mezzanine Loan Agreement or Amended and Restated Mezzanine Loan Agreement
Maturity Date (see Note 9)	Loan Agreement, Amended and Restated Loan Agreement, Mezzanine Loan Agreement or Amended and Restated Mezzanine Loan Agreement
1st IO Date	Loan Agreement or Amended and Restated Loan Agreement
Exit Fee	Loan Agreement or Amended and Restated Loan Agreement
Extension Options	Loan Agreement or Amended and Restated Loan Agreement
Extension Fee	Loan Agreement or Amended and Restated Loan Agreement
Extended Maturity	Loan Agreement or Amended and Restated Loan Agreement
Aggregate Extension Options	Loan Agreement or Amended and Restated Loan Agreement
Prepay Description (see Note 10)	Loan Agreement or Amended and Restated Loan Agreement
Partial Prepay Permitted (Provisions)	Loan Agreement or Amended and Restated Loan Agreement
Liquidated Damages	Loan Agreement or Amended and Restated Loan Agreement
Lockout Period	Loan Agreement or Amended and Restated Loan Agreement
Penalty Period (see Note 10)	Loan Agreement or Amended and Restated Loan Agreement
Open Period (see Note 10)	Loan Agreement or Amended and Restated Loan Agreement
Lockout Exp Date	Loan Agreement or Amended and Restated Loan Agreement
Prepay Penalty Start Date	Loan Agreement or Amended and Restated Loan Agreement
Prepay Penalty End Date (see Note 10)	Loan Agreement or Amended and Restated Loan Agreement
Grace Days Default	Loan Agreement or Amended and Restated Loan Agreement

Exhibit 1 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Grace Days Late Fee	Loan Agreement or Amended and Restated Loan Agreement
Default Rate	Loan Agreement or Amended and Restated Loan Agreement
Late Fee	Loan Agreement or Amended and Restated Loan Agreement
SPE	Loan Agreement or Amended and Restated Loan Agreement
Non Consol	Non-Consolidation Opinion
Ind. Director	Loan Agreement or Amended and Restated Loan Agreement
Cross Collat.	Loan Agreement or Amended and Restated Loan Agreement
Cross Default	Loan Agreement or Amended and Restated Loan Agreement
Partial Release Permitted	Loan Agreement or Amended and Restated Loan Agreement
Partial Release Description	Loan Agreement or Amended and Restated Loan Agreement
Lien Position	Final Title Policy, Marked Title Commitment or Pro Forma Title Policy

Fee Simple / Leasehold	Final Title Policy, Marked Title Commitment or Pro Forma Title Policy
Ground Lease	Ground Lease, Ground Lease Estoppel or Ground Lease Summary
Ground Lease Exp.	Ground Lease, Ground Lease Estoppel or Ground Lease Summary
Annual Ground Lease Payment	Ground Lease, Ground Lease Estoppel or Ground Lease Summary
Lockbox Type (see Note 11)	Cash Management Agreement, Loan Agreement or Amended and Restated Loan Agreement
Cash Management (see Note 12)	Cash Management Agreement, Loan Agreement or Amended and Restated Loan Agreement
Excess Cash Trap Trigger	Cash Management Agreement, Loan Agreement or Amended and Restated Loan Agreement

Exhibit 1 to Attachment A Page 7 of 9

Notes:

1.	For the purpose of comparing the:

a.	Address,

b.	City and

c.	State

characteristics, we were instructed by the Depositor to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Stabilized Appr. Value” characteristic for each Mortgaged Property, the Depositor instructed us:

a.	To use the stabilized appraised value shown in the related appraisal report Source Document for the “Stabilized Appr. Value” characteristic if the related appraisal report Source Document contains a stabilized appraised value and

b.	To use the as-is appraised value shown in the related appraisal report Source Document for the “Stabilized Appr. Value” characteristic if the related appraisal report Source Document does not contain a stabilized appraised value.

3.	The Depositor instructed us to perform procedures on the:

a.	Date of Seismic Report,

b.	PML (%) and

c.	Seismic Firm

characteristics only for Mortgaged Properties that contained a seismic report Source Document in the related loan file.

Additionally, the Depositor instructed us to perform procedures on the “Date of Phase II Report” characteristic only for Mortgaged Properties that contained a phase II environmental report Source Document in the related loan file.

4.	For the purpose of comparing the “Major Tenant Information” characteristics for each Mortgaged Property, the Depositor instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown on the applicable Source Document.

For the purpose of comparing the “Major Tenant Information” characteristics for each Mortgaged Property, the Depositor instructed us to combine multiple spaces leased by the same tenant only if the lease for each space has the same lease expiration date, all as shown on the applicable Source Document.

5.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $3 or less.

6.	For the Mortgaged Property identified on the Preliminary Data File as “Marriott Beverly Hills” (the “Marriott Beverly Hills Mortgaged Property”), the loan agreement Source Document indicates that the allocated “1st Mortgage Original Balance” is $64,157,900. For the Marriott Beverly Hills Mortgaged Property, the Depositor instructed us to use $64,157,901 for the “1st Mortgage Original Balance” characteristic.

Exhibit 1 to Attachment A Page 8 of 9

Notes: (continued)

7.	For the Ashford Full Service II Portfolio Mortgage Loan, the loan agreement Source Document indicates that the “1st Mortgage Margin” is 2.91%. The Depositor indicated that the “1st Mortgage Margin” for the Ashford Full Service II Portfolio Mortgage Loan will be amended, and instructed us to use “2.977754035%” for the “1st Mortgage Margin” characteristic for this Mortgage Loan.

For the Starwood National Mall Portfolio Mortgage Loan, the loan agreement Source Document indicates that the “1st Mortgage Margin” is 1.97%. The Depositor indicated that the “1st Mortgage Margin” for the Starwood National Mall Portfolio Mortgage Loan will be amended, and instructed us to use “1.969999994%” for the “1st Mortgage Margin” characteristic for this Mortgage Loan.

8.	For the Starwood National Mall Portfolio Mortgage Loan, the loan agreement Source Document contains the following definition:

“Interest Rate Adjustment Date” shall mean, with respect to each Interest Accrual Period, the date that is two (2) LIBOR Business Days prior to the first (1st) calendar day of the month in which such Interest Accrual Period commences; provided, however, that Lender shall have the one-time right to change the Interest Rate Adjustment Date to any other day of the month upon notice to Borrower (in which event such change shall then be deemed effective) and, if requested by Lender, Borrower shall promptly execute an amendment to this Agreement to evidence such change.

The Depositor indicated that the lender will be invoking their one-time right to change the “Interest Rate Adjustment Date” for the Starwood National Mall Portfolio Mortgage Loan to “the date that is two (2) LIBOR Business Days prior to the fifteenth (15th) calendar day of the month in which such Interest Accrual Period commences” and instructed us to use “Two (2) London Business Days prior to the fifteenth (15th) day of each calendar month” for the “LIBOR Setting” characteristic.

9.	For the purpose of comparing the:

a.	LIBOR Rounding,

b.	LIBOR Cap,

c.	Rate Type,

d.	First Pmt Date and

e.	Maturity Date

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for each Mortgage Loan and for the related Mezzanine Loans associated with each Mortgage Loan (if applicable) that is shown on the applicable Source Documents.

Exhibit 1 to Attachment A Page 9 of 9

Notes: (continued)

10.	For the Starwood National Mall Portfolio Mortgage Loan, the loan agreement Source Document contains the following definition in section 2.3.1 (b):

“If the Prepayment Date occurs on or prior to the Payment Date occurring in May, 2016 (the “Open Date”), the applicable Spread Maintenance Premium”

For the purpose of comparing the:

a.	Prepay Description,

b.	Penalty Period,

c.	Open Period and

d.	Prepayment Penalty End Date

characteristics, the Depositor instructed us to assume that the section of the “Open Date” definition described above which reads “occurs on or prior to the Payment Date occurring in May, 2016”) is replaced with “occurs prior to the Payment Date occurring in May, 2016”

11.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use the following definitions:

a.	Hard – the borrower is required to direct the tenants to transfer rents directly to a lockbox account controlled by the lender or, with respect to hospitality properties, all credit card receipts are deposited directly in the lockbox account controlled by the lender, and

b.	Soft – the borrower is required to deposit or cause the property manager to deposit all rents collected into a lockbox account controlled by the lender.

12.	For purposes of comparing the “Cash Management” characteristic, the Depositor instructed us to use the following “Cash Management” definitions:

a.	In Place – monthly debt service and reserve accounts are funded directly from the lockbox account, and any excess cash is either (i) disbursed to the borrower or (ii) retained as additional collateral for the Mortgage Loan, and

b.	Springing – until the occurrence of an event of default or trigger event under the Mortgage Loan documents, revenue from the lockbox is swept to an account controlled by the borrower. Upon the occurrence of an event of default or trigger event under the Mortgage Loan documents, the “Cash Management” is converted to “In Place,” as described above.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 2 to Attachment A

Provided Characteristics

Characteristic

Loan No.
Loan Name
Property Name
Loan Seller
Prop Flag
Loan Flag
Pooled Prop Flag
Pooled Loan Flag
Properties per Loan
Material Recognized Environmental Concern (Y/N)
LIBOR Cap Provider / Guarantor Ratings (S/M/F)
Non-Pooled TMA Original Balance (see Note 1)
Non-Pooled TMA Margin (see Note 1) Non-Pooled TMA LIBOR Floor (see Note 1)
Non-Trust Subordinate Mortgage Original Balance (see Note 1) Non-Trust Subordinate Mortgage Margin (see Note 1)
Non-Trust Subordinate Mortgage Floor (see Note 1) Mezzanine Original Balance (see Note 2) Mezzanine Margin (see Note 2)
Pari Passu Original Balance
Pari Passu Current Balance
Pari Passu Balloon Balance
Pari Passu Floor
Pari Passu Margin
Pari Passu Coupon
Pari Passu Debt Service
Pari Passu Cap Coupon
Pari Passu Debt Service at Cap
Pooled TMA Original Balance (see Note 3)
Pooled TMA Current Balance (see Note 3)
Pooled TMA Balloon Balance (see Note 3)
Pooled TMA Margin (see Note 3) Pooled TMA LIBOR Floor (see Note 3)
Pooled TMA Coupon (see Note 3)
Pooled TMA Debt Service at LIBOR (see Note 3)
Pooled TMA Cap Coupon (see Note 3)
Pooled TMA Debt Service at Cap (see Note 3)
Related Borrower
Master & Primary Fee Rate
Cert Admin / Trustee Fee Rate
CREFC Fee Sub-Servicing Strip

Exhibit 2 to Attachment A

Notes:

1.	The Depositor indicated that the Starwood National Mall Portfolio Mortgage Loan and the Ashford Full Service II Portfolio Mortgage Loan are each split into four Trust Assets (each identified in the tables below as a “Senior Note,” a “Junior A Note,” a “Junior B Note” and a “Junior C Note,” as applicable) and one Subordinate Interest (each identified in the tables below as a “Subordinate Interest”). For each Mortgage Loan, the Depositor instructed us to use the information in the applicable table below for the:

a.	Non-Pooled TMA Original Balance,

b.	Non-Pooled TMA Margin,

c.	Non-Pooled TMA LIBOR Floor,

d.	Non-Trust Subordinate Mortgage Original Balance,

e.	Non-Trust Subordinate Mortgage Margin and

f.	Non-Trust Subordinate Mortgage Floor

characteristics.

Mortgage Loan	Trust Asset	Non-Pooled TMA Original Balance	Subordinate Interest	Non-Trust Subordinate Mortgage Original Balance

Starwood National Mall Portfolio	Senior Note Junior A Note Junior B Note Junior C Note	$103,000,000 $21,000,000 $15,000,000 $22,000,000	Subordinate Interest	$77,000,000

Ashford Full Service II Portfolio	Senior Note Junior A Note Junior B Note Junior C Note	$85,000,000 $21,000,000 $15,000,000 $23,000,000	Subordinate Interest	$52,575,000

Mortgage Loan	Trust Asset	Non-Pooled TMA Margin	Subordinate Interest	Non-Trust Subordinate Mortgage Margin

Starwood National Mall Portfolio	Senior Note Junior A Note Junior B Note Junior C Note	1.970500000% 1.753500000% 1.753500000% 1.755136300%	Subordinate Interest	2.131941558%

Ashford Full Service II Portfolio	Senior Note Junior A Note Junior B Note Junior C Note	1.970500000% 2.170500000% 2.920500000% 3.994956500%	Subordinate Interest	4.500000000%

Exhibit 2 to Attachment A

Notes: (continued)

1.	(continued)

Mortgage Loan	Trust Asset	Non-Pooled TMA LIBOR Floor	Subordinate Interest	Non-Trust Subordinate Mortgage Floor

Starwood National Mall Portfolio	Senior Note Junior A Note Junior B Note Junior C Note	0.000000000% 0.000000000% 0.000000000% 0.000000000%	Subordinate Interest	0.000000000%

Ashford Full Service II Portfolio	Senior Note Junior A Note Junior B Note Junior C Note	0.000000000% 0.000000000% 0.000000000% 0.000000000%	Subordinate Interest	0.000000000%

For each Mortgage Loan, the Depositor instructed us to allocate the “Non-Pooled TMA Original Balance” and “Non-Trust Subordinate Mortgage Original Balance” of each Mortgage Loan to each related Mortgaged Property pro rata based on the “1st Mortgage Original Balance” (as defined in Exhibit 1 to Attachment A) for each related Mortgaged Property that is shown on the Preliminary Data File.

2.	For the Ashford Full Service II Portfolio Mortgage Loan, the Depositor instructed us to use the information provided by the Depositor that is shown in the table below for the “Mezzanine Original Balance” and “Mezzanine Margin” characteristics for the Mezzanine Loans that are related to the Ashford Full Service II Portfolio Mortgage Loan. Additionally, for the purpose of presenting the “Mezzanine Original Balance” and “Mezzanine Margin” characteristics on the Preliminary Data File, the Depositor instructed us to:

a.	Combine the original balances of the related Mezzanine Loans that are shown in the table below and

b.	Use the weighted average of the margins for the related Mezzanine Loans that are shown in the table below (weighted by the “Mezzanine Original Balance” of each Mezzanine Loan that is shown in the table below).

Mortgage Loan	Related Mezzanine Loan	Mezzanine Original Balance	Mezzanine Margin

Ashford Full Service II Portfolio	First Mezzanine Junior First Mezzanine Second Mezzanine	$34,425,000 $25,000,000 $45,000,000	5.500000000% 6.750000000% 8.146666670%

For the Ashford Full Service II Portfolio Mortgage Loan, the Depositor instructed us to allocate the combined “Mezzanine Original Balance” to each related Mortgaged Property pro rata based on the combined allocated mezzanine loan original balance for each related Mortgaged Property, as shown on the applicable mezzanine loan agreement Source Documents.

Exhibit 2 to Attachment A

Notes: (continued)

3.	The Depositor indicated that each class of Certificates will only represent an interest in the corresponding Trust Asset(s) related to one of the Mortgage Loans and will not represent an interest in, or be backed by, any other Trust Asset or Mortgage Loan. Based on this information, the Depositor instructed us to not perform any procedures on the:

a.	Pooled TMA Original Balance,

b.	Pooled TMA Current Balance,

c.	Pooled TMA Balloon Balance,

d.	Pooled TMA Margin,

e.	Pooled TMA LIBOR Floor,

f.	Pooled TMA Coupon,

g.	Pooled TMA Debt Service at LIBOR,

h.	Pooled TMA Cap Coupon and

i.	Pooled TMA Debt Service at Cap

characteristics.

4.	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics (including the information described in Notes 1, 2 and 3 above).